Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of other assets [abstract]
Accounts receivable and prepaids	$ 4,373	$ 4,250
Accrued interest receivable	7,775	4,703
Cash collateral	20,104	25,634
Commodity trading receivables	5,979	7,054
Deferred income tax asset	2,446	1,472	$ 2,011
Employee benefit assets	2,826	3,331
Held for sale assets	2,562	11
Insurance-related assets
Collateral loans	528	524
Policy loans	87	85
Reinsurance assets	1,127	1,084
Other	13	12
Investments in joint ventures and associates	501	711
Margin deposits	8,849	14,684
Precious metals	2,753	1,772
Receivable from brokers, dealers and clients	2,834	3,299
Taxes receivable	8,908	6,933
Other	5,403	4,741
Other assets	$ 77,068	$ 80,300